UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

             450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS
February 29, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 82.2%
	BANKS - 1.9%
15,000	JPMorgan Chase & Co.	$ 588,600

	BEVERAGES - 1.9%
9,500	PepsiCo, Inc.	597,930

	COMMERCIAL SERVICES - 2.9%
19,000	Paychex, Inc.	594,700
24,000	RR Donnelley & Sons Co.	331,680
		926,380
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
82,000	Janus Capital Group, Inc.	723,240

	ELECTRIC - 1.8%
15,000	American Electric Power Co., Inc.	564,150

	ELECTRICAL COMPOSITION & EQUIPMENT - 1.9%
12,000	Emerson Electric Co.	603,720

	ENVIRONMENTAL CONTROL - 1.9%
17,500	Waste Management, Inc.	612,150

	FOOD - 7.7%
19,000	Campbell Soup Co.	633,080
15,000	Kraft Foods, Inc. - Class A	571,050
20,000	Sysco Corp.	588,400
19,000	Unilever PLC - ADR	616,930
		2,409,460
	HOUSEHOLD PRODUCTS/WARES - 6.0%
71,600	Acme United Corp.	719,580
8,500	Clorox Co.	574,685
8,000	Kimberly-Clark Corp.	583,040
		1,877,305
	INTERNET - 1.6%
100,000	United Online, Inc.	506,000

	MACHINERY-DIVERSIFIED - 1.2%
35,000	Power Solutions International, Inc. *	383,250

	MEDIA - 1.9%
40,000	Gannett Co., Inc.	593,600

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 29, 2012 (Unaudited)
Shares		Value
	MISCELLANEOUS MANUFACTURER - 3.7%
32,000	General Electric Co.	$ 609,600
10,000	Illinois Tool Works, Inc.	556,900
		1,166,500
	OFFICE/BUSINESS EQUIPMENT - 1.9%
33,000	Pitney Bowes, Inc.	598,290

	OIL & GAS - 6.9%
14,000	Chesapeake Energy Corp.	350,000
8,500	ConocoPhillips	650,675
8,500	Royal Dutch Shell PLC - ADR	621,265
10,000	Total SA - ADR	560,700
		2,182,640
	PHARMACEUTICALS - 3.9%
9,500	Johnson & Johnson	618,260
28,000	Pfizer, Inc.	590,800
		1,209,060
	REITS - 3.6%
24,000	Government Properties Income Trust	559,920
59,294	Monmouth Real Estate Investment Corp.	554,992
		1,114,912
	RETAIL - 5.7%
120,000	Denny's Corp. *	498,000
36,000	Destination Maternity Corp.	647,280
52,000	PetMed Express, Inc.	633,360
		1,778,640
	SEMICONDUCTORS - 1.9%
22,000	Intel Corp.	591,360

	SOFTWARE - 3.8%
34,000	Electronic Arts, Inc. *	555,220
20,000	Microsoft Corp.	634,800
		1,190,020
	TELECOMMUNICATIONS - 16.2%
190,000	Alaska Communications Systems Group, Inc.	608,000
20,000	AT&T, Inc.	611,800
30,000	Consolidated Communications Holdings, Inc.	569,100
110,000	Nokia OYJ - ADR	581,900
19,883	Singapore Telecommunications Ltd. - ADR	501,648
75,000	Telular Corp.	564,000
40,000	USA Mobility, Inc.	548,800
22,000	Vodafone Group PLC - ADR	595,980
35,405	Warwick Valley Telephone Co.	516,913
		5,098,141
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 29, 2012 (Unaudited)
Shares		Value
	TOYS/GAMES/HOBBIES - 1.6%
70,000	Leapfrog Enterprises, Inc. - Class A *	$ 492,100

	TOTAL COMMON STOCK (Cost - $24,563,338)	25,807,448

	CORPORATE BONDS - 12.6%
325,000	American Greetings Corp., 7.375%, due 12/01/2021	334,344
400,000	Chesapeake Energy Corp., 6.50%, due 8/15/2017	416,500
325,000	Deluxe Corp., 5.125%, due 10/01/2014	329,469
325,000	Ford Motor Credit Co. LLC, 8.70%, due 10/01/2014	369,281
340,000	Gap, Inc., 5.95%, due 4/12/2021	339,378
325,000	Ingles Markets, Inc., 8.875%, due 5/15/2017	356,281
325,000	ITC Deltacom, Inc,. 10.50%, due 4/01/2016	338,813
400,000	Jefferies Group, Inc., 8.50%, due 7/15/2019	428,628
325,000	Royal Caribbean Cruises Ltd., 7.00%, due 6/15/2013	342,062
325,000	RR Donnelley & Sons Co., 8.60%, due 8/15/2016	341,250
325,000	Wendy's Co., 10.00%, due 7/15/2016	357,909
	TOTAL CORPORATE BONDS (Cost - $3,920,737)	3,953,915

	SHORT-TERM INVESTMENTS - 4.7%
	MONEY MARKET FUND - 4.7%
1,492,637	HighMark 100% US Treasury Money Market Fund, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,492,637)	1,492,637

	TOTAL INVESTMENTS - 99.5% (Cost - $29,976,712)(a)	$ 31,254,000
	OTHER ASSETS LESS LIABILITIES - 0.5%	150,912
	NET ASSETS - 100.0%	$ 31,404,912
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on February 29, 2012.

ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	1,566,254
	Unrealized depreciation:	(288,966)
	Net unrealized appreciation:	1,277,288

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 29, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 29, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 29, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 25,807,448	$ -	$ -	$ 25,807,448
Corporate Bonds	-	3,953,915	-	3,953,915
Money Market Fund	1,492,637	-	-	1,492,637
Total	$ 27,300,085	$ 3,953,915	$ -	$ 31,254,000

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/25/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date   4/25/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/25/12